OPERATING LEASES (Details Narrative) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	May 27, 2021	May 27, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 15, 2021
Lease monthly rent	$ 5,955	$ 6,134
Lease expiration date		Sep. 30, 2026
Operating lease right-of-use assets			$ 193,389		$ 193,389		$ 217,718	$ 262,771
Operating lease liability			215,147		215,147		240,625
Operating lease cost			$ 17,919	$ 17,919	$ 35,838	$ 35,838	$ 71,676	$ 41,811
ASC 842 [Member]
Operating lease right-of-use assets									$ 287,805
Operating lease liability									287,805
ASC 842 [Member] | June Fifteen Twenty Twenty One [Member]
Operating lease right-of-use assets									290,827
Operating lease liability									$ 290,827